STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance, value at Dec. 31, 2009	$ 60,412	$ 492	$ 128,476	$ (4,862)	$ (63,694)
Balance, shares at Dec. 31, 2009		22,397,062
Exercise of stock options, value	3,052	35	3,017
Exercise of stock options, shares	(1,244,051)	1,244,051
Cashless exercise of options, value		165,200
Compensation related to options granted to non-employees	115		115
Stock-based compensation	1,875		1,875
Total comprehensive loss:
Other comprehensive gain (loss)	(178)			(178)
Realized loss on available-for-sale marketable securities	5,474			5,474
Net income (loss)	(5,762)				(5,762)
Balance, value at Dec. 31, 2010	64,988	527	133,483	434	(69,456)
Balance, shares at Dec. 31, 2010		23,806,313
Issuance of shares related to secondary offering, net of issuance costs	84,922	169	84,753
Issuance of shares related to secondary offering, net of issuance costs, shares		6,325,000
Exercise of stock options, value	2,838	24	2,814
Exercise of stock options, shares	(818,921)	818,921
Stock-based compensation	2,256		2,256
Total comprehensive loss:
Other comprehensive gain (loss)	(1,244)			(1,244)
Net income (loss)	8,809				8,809
Balance, value at Dec. 31, 2011	162,569	720	223,306	(810)	(60,647)
Balance, shares at Dec. 31, 2011	30,950,234	30,950,234
Exercise of stock options, value	5,903	41	5,862
Exercise of stock options, shares	(1,596,917)	1,596,917
Stock-based compensation	4,817		4,817
Total comprehensive loss:
Other comprehensive gain (loss)	2,570			2,570
Net income (loss)	(6,738)				(6,738)
Balance, value at Dec. 31, 2012	$ 169,121	$ 761	$ 233,985	$ 1,760	$ 67,385
Balance, shares at Dec. 31, 2012	32,547,151	32,547,171